Note 11 - Noncontrolling Interests	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
1
1
. Noncontrolling Interests

Redeemable Noncontrolling Interests in the Subsidiary Operating Partnerships

In connection with the Formation Transaction, the Contribution Group contributed assets to SPEs owned by subsidiary partnerships of the Company in exchange for Sub OP Units. Net income (loss) is allocated to holders of Sub OP Units based upon net income (loss) attributable to common stockholders and the weighted-average number of Sub OP Units outstanding to total common shares plus Sub OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to Sub OP Units in accordance with the terms of the partnership agreement of the Sub OPs. Each time the Sub OPs distribute cash, limited partners of the Sub OPs receive their pro-rata share of the distribution. Redeemable noncontrolling interests in the Sub OPs have a redemption feature and are marked to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests in the Sub OPs.

In connection with the issuance of Sub OP Units to the Contribution Group on
February 11, 2020,
the Sub OPs and the OP amended the partnership agreements of the Sub OPs (the “Sub OP Amendments”). Pursuant to the Sub OP Amendments, limited partners holding Sub OP Units have the right to cause the Sub OP to redeem their units at a redemption price equal to and in the form of the Cash Amount (as defined in the partnership agreement of the Sub OPs), provided that such OP Units have been outstanding for at least one
year.

The OP is the general partner of the Sub OPs and
may,
in its sole discretion, purchase the Sub OP Units by paying to the Sub OP Unit holder either the Cash Amount or the OP Unit Amount (
one
OP Unit for each Sub OP Unit, subject to adjustment), as defined in the partnership agreement of the Sub OP. Notwithstanding the foregoing, a limited partner will not
be entitled to exercise its redemption right to the extent the issuance of the OP Units to the redeeming limited partner would (
1
) be prohibited, as determined in the OP's sole discretion, or (
2
) cause the acquisition of OP Units by such redeeming limited partner to be “integrated” with any other distribution of OP Units for purposes of complying with the Securities Act.

The OP, as the general partner and primary beneficiary of the Sub OPs, consolidates the Sub OPs.

Redeemable Noncontrolling Interests in the OP

Interests in the OP held by limited partners are represented by OP Units. As of
September 30, 2020,
the Company is the majority limited partner in the OP. Net income (loss) is allocated to holders of OP Units based upon net income (loss) attributable to common stockholders and the weighted-average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to OP Units in accordance with the terms of the partnership agreement of the OP. Each time the OP distributes cash to the Company, limited partners of the OP receive their pro-rata share of the distribution. Redeemable noncontrolling interests in the OP have a redemption feature and are marked to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests in the OP.

In connection with the IPO on
February 11, 2020,
the Company and the OP GP amended the partnership agreement of the OP (the “OP Amendment”). Pursuant to the OP Amendment, limited partners holding OP Units have the right to cause the OP to redeem their units at a redemption price equal to and in the form of the Cash Amount (as defined in the partnership agreement of the OP), provided that such OP Units have been outstanding for at least one
year. The Company
may,
in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (
one
share of common stock of the Company for each OP Unit), as defined in the partnership agreement of the OP. Notwithstanding the foregoing, a limited partner will not
be entitled to exercise its redemption right to the extent the issuance of the Company's common stock to the redeeming limited partner would (
1
) be prohibited, as determined in the Company's sole discretion, under the Company's charter or (
2
) cause the acquisition of common stock by such redeeming limited partner to be “integrated” with any other distribution of the Company's common stock for purposes of complying with the Securities Act. Accordingly, the Company records the OP Units held by noncontrolling limited partners outside of permanent equity and reports the OP Units at the greater of their carrying value or their redemption value using the Company's stock price at each balance sheet date.

On
July 30, 2020,
NREF OP IV, L.P. (“OP IV”),
one
of the subsidiary partnerships of the OP, entered into subscription agreements with certain entities affiliated with the Manager (the “Manager Affiliates”), which were then-current majority owners of OP IV, for
359,000
Sub OP Units in OP IV for total consideration of approximately
$6.6
million. On
August 4, 2020,
OP IV entered into additional subscription agreements with the Manager Affiliates for
267,320
Sub OP Units in OP IV for total consideration of approximately
$4.9
million. The total number of Sub OP Units issued was calculated by dividing the total consideration by the combined book value of the Company's common stock and the Sub OP Units, on a per share or unit basis, as of
June 30, 2020,
or
$18.33
per Sub OP Unit.

On
September 30, 2020,
the unitholders (other than the OP) of OP IV exercised their redemption right for
100%
of their units outstanding. Following direction and approval of the Board and the general partner of OP IV, the OP bought the tendered OP IV units in exchange for an equal number of OP Units. After the transaction, OP IV is wholly-owned by the OP and the Company now owns
50.28%
of the OP.

The following table sets forth the redeemable noncontrolling interests in the OP (reflecting the OP's consolidation of the Sub OPs) for the nine
months ended
September 30, 2020 (
in thousands):

Redeemable noncontrolling interests in the OP, December 31, 2019	$—
Contributions from redeemable noncontrolling interests in the OP	273,410
Net income attributable to redeemable noncontrolling interests in the OP	5,293
Distributions to redeemable noncontrolling interests in the OP	(13,548)
Redeemable noncontrolling interests in the OP, September 30, 2020	$265,155

On
July 20, 2020,
in connection with the anticipated issuance by the Company of the Series A Preferred Stock, the OP, following the direction and approval of the Board, amended the partnership agreement of the OP to provide for the issuance of
8.50%
Series A Cumulative Redeemable Preferred Units (liquidation preference
$25.00
per unit) (the “Series A Preferred Units”). The Company contributed the net proceeds from the sale of the Series A Preferred Stock in the Preferred Stock Offering to the OP in exchange for the same number of Series A Preferred Units. The Series A Preferred Units have economic terms that are substantially the same as the terms of the Series A Preferred Stock. The Series A Preferred Units rank, as to distributions and upon liquidation, senior to OP Units.